Income Taxes - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Tax reform federal rate change		$ 36,460	$ 0
Provisional undistributed accumulated earnings of foreign subsidiary		6,900
Income tax provision		$ 1,839	$ 1,250	$ 328
Effective tax rate		(2.10%)	(1.70%)
Increase (decrease) in valuation allowance		$ (4,600)	$ 25,000
Operating loss carryforward written off due to limitation		2,800
Undistributed earnings of foreign subsidiaries		6,900
Settlements with taxing authorities	$ 400	416	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		180,100
Research and development tax credit carryforward | Federal
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		700
Research and development tax credit carryforward | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Tax credit carryforward		500
California | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		22,000
Other states excluding California | State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 76,600